INTERMEDIATE MUNICIPAL TRUST

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                  July 30, 1999




EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

       RE:    INTERMEDIATE MUNICIPAL TRUST (The "Trust")
                  Federated Intermediate Municipal Trust
              1933 Act File No. 2-98237
              1940 Act File No. 811-4314

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of prospectus and statement of additional information dated July 31, 1999, that would have been filed under Rule 497(c), do not differ from the forms of prospectus and statement of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) on July 26, 1999.


         If you have any questions regarding this certification, please call me at (412) 288-7404.

                                                      Very truly yours,



                                                      /s/ Leslie K. Ross
                                                      Leslie K. Ross
                                                      Assistant Secretary